Commitments and Contingent Liabilities (Details) $ in Millions	Dec. 31, 2017 USD ($)
PRP Site
Commitments And Contingent Liabilities [Line Items]
Estimated future remediation costs	$ 7
Non- PRP Sites
Commitments And Contingent Liabilities [Line Items]
Estimated future remediation costs	$ 9